Paras Madho
Director
Securities Operations

NYSE Group

07054649

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

1-33441

May 11, 2007

CERTNYS

RECD S.E.C.
MAY 14 2007
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MERRILL LYNCH CAPITAL TRUST II, Trust Preferred Securities of Merrill Lynch Capital Trust II (and the guarantees with respect thereto), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 11, 2007. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

PROCESSED
MAY 15 2007
THOMSON
FINANCIAL

END